Statements of Stockholders' Equity (USD $)	Common stock	Stock Subscription Receivable	Allowance for Doubtful Stock Subscriptions Recievable	Accumulated Deficit	Total
Cancel Subscriptions at Dec. 31, 2006
Common stock issued for services, value	$ 520,626
Common stock issued for services, shares	74,375
Net Income (Loss) for the Year				(68,503)
Stockholders' Equity, ending balance at Dec. 31, 2007	5,951,305	(452,000)	452,000	(6,695,480)	(744,176)
Balance common shares, ending balance at Dec. 31, 2007	871,963				871,963
Cancel Subscriptions at Dec. 31, 2007
100-1 Reverse split fractional shares	587
Net Income (Loss) for the Year				(67,221)
Stockholders' Equity, ending balance at Dec. 31, 2008	5,951,305	(452,000)	452,000	(6,762,702)	(811,397)
Balance common shares, ending balance at Dec. 31, 2008	872,550				872,550
Cancel Subscriptions at Dec. 31, 2008
Reduction of outstanding liabilities	719,141
Net Income (Loss) for the Year				(214,307)
Stockholders' Equity, ending balance at Dec. 31, 2009	6,670,446	(452,000)	452,000	(6,977,009)	(306,563)
Balance common shares, ending balance at Dec. 31, 2009	872,551				872,551
Cancel Subscriptions at Dec. 31, 2009
Common stock issued for accrued salaries, value	21,000
Common stock issued for accrued salaries, shares	140,000
Net Income (Loss) for the Year				(99,635)
Stockholders' Equity, ending balance at Dec. 31, 2010	6,691,446	(452,000)	452,000	(7,076,644)	(385,198)
Balance common shares, ending balance at Dec. 31, 2010	1,012,551				1,012,551
Cancel Subscriptions at Dec. 31, 2010
Common stock issued for accrued salaries, value	63,000
Common stock issued for accrued salaries, shares	420,000
Common stock issued for debt, value	117,418
Common stock issued for debt, shares	782,788
Net Income (Loss) for the Year				(78,867)
Stockholders' Equity, ending balance at Dec. 31, 2011	6,871,864			(7,155,511)	(283,647)
Cancel Subscriptions at Dec. 31, 2011	(452,000)	452,000	(452,000)
Balance common shares, ending balance at Dec. 31, 2011	1,763,339				1,763,339
Net Income (Loss) for the Year				(75,124)
Stockholders' Equity, ending balance at Dec. 31, 2012	$ 6,871,864			$ (7,230,635)	$ (358,771)
Balance common shares, ending balance at Dec. 31, 2012	1,763,339				1,763,339